Property and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, net
Property and equipment, gross	$ 7,779	$ 6,943
Less: Accumulated depreciation	(6,565)	(6,266)
Exchange differences	(101)	(141)
Property and equipment, net	1,113	536
Office equipment
Property and equipment, net
Property and equipment, gross	4,830	4,541
Leasehold improvements
Property and equipment, net
Property and equipment, gross	1,842	1,645
Furniture and fixtures
Property and equipment, net
Property and equipment, gross	1,094	$ 757
Motor vehicles
Property and equipment, net
Property and equipment, gross	$ 13